BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2016
News Republic
BUSINESS COMBINATIONS
Schedule of purchase consideration

	RMB	US$
Total purchase price comprised of:
-Cash consideration(i)	339,414	48,886
-Contingent consideration in cash(ii)	25,067	3,610

Total	364,481	52,496

Details of the purchase consideration are as follows:

(i)           US$47,591 (equivalent to RMB313,098) of cash consideration was paid in June 2016 and US$4,000 (equivalent to RMB26,316) was in an unconditional escrowed account, which will be settled in May 2017 and was recorded in “ Accrued expenses and other current liabilities”.

(ii)          Part of the acquisition consideration is contingent on the achievement by News Republic of certain business targets from June 2016 to June 2018 and capped at US$6,000 (equivalent to RMB39,474) in total. The Group estimated and recognized a financial liability for the contingent consideration at its fair value of US$3,810 (equivalent to RMB 25,067) as of the acquisition date.

Summary of estimated fair values of the assets acquired and liabilities assumed

	News Republic
	RMB	US$
Cash and cash equivalents	21,857	3,148
Restricted cash	402	58
Accounts receivable, net	5,171	745
Prepayments and other current assets	2,877	414
Deferred tax assets	33,300	4,795
Property and equipment, net	334	48
Intangible assets:
Supplier relationship	42,763	6,159
Trademark	23,027	3,317
Non-compete agreement	6,579	948
Technology	5,263	758
Goodwill	277,492	39,967
Short-term loans	(5,555)	(800)
Accounts payable	(13,493)	(1,943)
Accrued expenses and other current liabilities	(5,701)	(821)
Long-term loans	(3,960)	(570)
Deferred tax liabilities	(25,875)	(3,727)

Total fair value of purchase price consideration	364,481	52,496

MobPartner
BUSINESS COMBINATIONS
Schedule of purchase consideration
RMB
Total purchase price comprised of:
-Cash consideration	273,726
-Equity consideration	23,309
-Contingent consideration in cash	17,202

Total	314,237

Moxiu Technology
BUSINESS COMBINATIONS
Schedule of purchase consideration
RMB
Total purchase price comprised of:
- Cash consideration	25,000
- Fair value of previously held equity interests	63,488

Total	88,488

Online Lottery Business
BUSINESS COMBINATIONS
Schedule of purchase consideration
RMB

Cash consideration	27,000
Contingent consideration in cash	3,963
Less: Prepaid employee compensation	(4,300)

Total fair value of purchase consideration	26,663

HK Zoom
BUSINESS COMBINATIONS
Schedule of purchase consideration
RMB

Cash consideration	123,284
Contingent consideration in cash	28,990

Total fair value of purchase consideration	152,274

Youloft HK
BUSINESS COMBINATIONS
Schedule of purchase consideration
RMB

Cash consideration	102,390
Less: Prepaid employee compensation	(14,735)

Total fair value of purchase consideration	87,655

2014 acquisitions
BUSINESS COMBINATIONS
Summary of estimated fair values of the assets acquired and liabilities assumed

	Online Lottery Business	HK Zoom Business	Youloft HK	WowTech	Total
	RMB	RMB	RMB	RMB	RMB
Cash and bank balance	—	13,768	—	11	13,779
Accounts receivable, net	—	11,170	—	—	11,170
Prepayments deposits and other receivables	—	39,659	24,672	—	64,331
Accrued expenses and other current liabilities	—	(56,408)	—	(983)	(57,391)
Property and equipment, net	817	132	—	—	949
Intangible assets:
Technology	1,700	36,000	15,420	1,559	54,679
Customer relationship	—	31,100	—	—	31,100
User base	400	—	27,756	—	28,156
Deferred tax liabilities	—	(11,072)	(7,124)	—	(18,196)
Goodwill	23,746	87,925	98,481	5,176	215,328

Total fair value of purchase price consideration	26,663	152,274	87,655	5,737	272,329

Fair value of noncontrolling interests	—	—	71,550	26	71,576

2015 acquisitions
BUSINESS COMBINATIONS
Summary of estimated fair values of the assets acquired and liabilities assumed

	MobPartner	Moxiu Technology	Others	Total
	RMB	RMB	RMB	RMB
Cash and bank balance	60,150	26,732	—	86,882
Accounts receivable, net	37,308	1,043	—	38,351
Prepayments deposits and other current asset	1,091	767	33	1,891
Property and equipment, net	1,207	2,270	—	3,477
Other non-current assets	465	5,065	—	5,530
Accounts payable	(41,774)	(259)	—	(42,033)
Accrued expenses and other current liabilities	(7,633)	(7,361)	—	(14,994)
Other non-current liabilities	(10,028)	—	—	(10,028)
Intangible assets:
- Trademark	13,515	6,000	—	19,515
- Technology	—	6,200	7,572	13,772
- User base	—	430	7,994	8,424
- Customer relationship	6,266	—	—	6,266
- Platform	67,579	—	—	67,579
Deferred tax liabilities	(29,117)	(1,895)	—	(31,012)
Goodwill	215,208	111,720	21,982	348,910

Total fair value of purchase price consideration	314,237	88,488	37,581	440,306

Fair value of noncontrolling interests	—	62,224	—	62,224